Stockholder's Equity, Warrants (Details) - $ / shares		8 Months Ended
	Feb. 12, 2020	Sep. 30, 2020
Warrants [Abstract]
Period to exercise warrants after public offerings	12 months	12 months
Period to exercise warrants after business combination	30 days	30 days
Number of days to file registration statement	15 days	15 days
Period for registration statement to become effective	60 days	60 days
Limitation period to transfer, assign or sell warrants	30 days	30 days
Warrants Redemption, Common Stock Price Equals or Exceeds $18.00 [Member]
Warrants [Abstract]
Warrant redemption price (in dollars per share)	$ 0.01	$ 0.01
Notice period to redeem warrants	30 days	30 days
Number of trading days	20 days	20 days
Trading day threshold period	30 days	30 days
Warrants Redemption, Common Stock Price Equals or Exceeds $10.00 [Member]
Warrants [Abstract]
Period to redeem outstanding warrants after warrants become exercisable	90 days	90 days
Warrant redemption price (in dollars per share)	$ 0.10	$ 0.10
Notice period to redeem warrants	30 days	30 days
Trading day threshold period	30 days	30 days
Class A Common Stock [Member]
Warrants [Abstract]
Percentage of exercise price of public warrants is adjusted higher than the market value of newly issued price	115.00%	115.00%
Percentage of redemption triggered price is adjusted higher than the market value of newly issued price	180.00%	180.00%
Class A Common Stock [Member] | Warrants Redemption, Common Stock Price Equals or Exceeds $18.00 [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 18.00	$ 18.00
Class A Common Stock [Member] | Warrants Redemption, Common Stock Price Equals or Exceeds $10.00 [Member]
Warrants [Abstract]
Share price (in dollars per share)	10.00	10.00
Class A Common Stock [Member] | Maximum [Member]
Warrants [Abstract]
Additional shares issued with the closing of business combination (in dollars per share)	$ 9.20	$ 9.20